Note 4 - Intangible Assets, Net - Summary of Balances of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount	$ 12,433	$ 12,471	$ 0
Accumulated amortization	(1,585)	(1,392)	0
Net carrying amount	$ 10,848	$ 11,079	0
Finite-Lived Intangible Asset, Useful Life (Year)	7 years 8 months 12 days	7 years 7 months 6 days
Technology-Based Intangible Assets [Member]
Gross carrying amount	$ 7,129	$ 6,842	0
Accumulated amortization	(1,081)	(777)	0
Net carrying amount	$ 6,048	$ 6,065	0
Finite-Lived Intangible Asset, Useful Life (Year)	6 years 9 months 18 days	6 years 10 months 24 days
Customer Relationships [Member]
Gross carrying amount	$ 4,466	$ 4,799	0
Accumulated amortization	(294)	(477)	0
Net carrying amount	$ 4,172	$ 4,322	0
Finite-Lived Intangible Asset, Useful Life (Year)	10 years	9 years 4 months 24 days
Media Content [Member]
Gross carrying amount	$ 838	$ 830	0
Accumulated amortization	(210)	(138)	0
Net carrying amount	$ 628	$ 692	$ 0
Finite-Lived Intangible Asset, Useful Life (Year)	3 years	3 years